Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	Victory Institutional Funds
Central Index Key	0001289876
Amendment Flag	false
Document Creation Date	Feb. 27, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Mar. 01, 2018
Institutional Diversified Stock Fund | Institutional Diversified Stock Fund
Prospectus:
Trading Symbol	VIDSX